Revenues (Tables)	12 Months Ended
Mar. 31, 2015
Revenues
Schedule of Revenue from External Customers
	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Cord blood processing fees	394,641	403,058	428,261	69,086
Cord blood storage fees	129,455	166,649	203,847	32,884
Fees derived from the provision of donated cord blood for transplantation and research and others	2,027	3,150	3,014	486

Total revenues	526,123	572,857	635,122	102,456